Submission	Feb. 06, 2026
Submission [Line Items]
Central Index Key	0002078570
Registrant Name	Amatuhi Holdings, Inc.
Registration File Number	333-290245
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A